10. Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings per share
	Year ended December 31,
	2018	2017
Net loss attributable to common stockholders (basic)	$(1,613,299)	$(1,531,095)

Shares used to compute net loss per common share, basic and diluted	40,601,683	36,241,821

Net loss per share attributable to common stockholders, basic and diluted	$(0.04)	$(0.04)

Antidilutive shares
	December 31, 2018	December 31, 2017
Warrants to purchase common stock	384,615	–